Investments - Valuation changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Total	$ 329	$ 273
Equity securities
Investments
Total	229	216
Limited partnership interests
Investments
Total	$ 100	$ 57